PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks — 99.1%
Automobile Components — 0.3%
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	193,390	$8,035,354
Automobiles — 4.7%
Tesla, Inc.*	504,064	126,126,894
Biotechnology — 1.6%
Argenx SE (Netherlands), ADR*	26,725	13,138,811
Vertex Pharmaceuticals, Inc.*	84,920	29,530,081
		42,668,892
Broadline Retail — 9.0%
Amazon.com, Inc.*	1,546,663	196,611,801
MercadoLibre, Inc. (Brazil)*	36,516	46,297,906
		242,909,707
Capital Markets — 1.9%
Goldman Sachs Group, Inc. (The)	63,943	20,690,037
Moody’s Corp.	84,732	26,789,716
S&P Global, Inc.	13,546	4,949,844
		52,429,597
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	100,010	56,501,650
Entertainment — 1.5%
Netflix, Inc.*	110,212	41,616,051
Financial Services — 6.0%
Mastercard, Inc. (Class A Stock)	202,152	80,033,998
Visa, Inc. (Class A Stock)(a)	352,947	81,181,340
		161,215,338
Ground Transportation — 2.2%
Uber Technologies, Inc.*	1,283,542	59,030,096
Health Care Equipment & Supplies — 1.8%
Dexcom, Inc.*	140,127	13,073,849
Intuitive Surgical, Inc.*	118,981	34,776,957
		47,850,806
Health Care Providers & Services — 1.1%
UnitedHealth Group, Inc.	56,075	28,272,454
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc. (Class A Stock)*	217,793	29,883,378
Chipotle Mexican Grill, Inc.*	8,117	14,868,964
Marriott International, Inc. (Class A Stock)	102,731	20,192,805
		64,945,147
Interactive Media & Services — 8.7%
Alphabet, Inc. (Class A Stock)*	508,428	66,532,888
Alphabet, Inc. (Class C Stock)*	508,838	67,090,290
Meta Platforms, Inc. (Class A Stock)*	335,411	100,693,737
		234,316,915
IT Services — 2.3%
MongoDB, Inc.*	86,774	30,011,656
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Snowflake, Inc. (Class A Stock)*	203,704	$31,119,860
		61,131,516
Media — 0.6%
Trade Desk, Inc. (The) (Class A Stock)*	199,916	15,623,435
Personal Care Products — 1.0%
L’Oreal SA (France)	67,490	27,968,673
Pharmaceuticals — 7.4%
AstraZeneca PLC (United Kingdom), ADR	553,821	37,504,758
Eli Lilly & Co.	187,581	100,755,382
Novo Nordisk A/S (Denmark), ADR	685,418	62,331,913
		200,592,053
Semiconductors & Semiconductor Equipment — 14.9%
Advanced Micro Devices, Inc.*	746,797	76,785,667
ARM Holdings PLC, ADR*	197,688	10,580,262
ASML Holding NV (Netherlands)	35,297	20,777,932
Broadcom, Inc.	75,996	63,120,758
Micron Technology, Inc.	195,702	13,313,607
NVIDIA Corp.	498,945	217,036,086
		401,614,312
Software — 15.3%
Adobe, Inc.*	92,687	47,261,101
Cadence Design Systems, Inc.*	141,130	33,066,759
Crowdstrike Holdings, Inc. (Class A Stock)*	135,577	22,692,878
HubSpot, Inc.*	16,874	8,310,445
Microsoft Corp.	665,389	210,096,577
Salesforce, Inc.*	231,640	46,971,959
ServiceNow, Inc.*	78,515	43,886,745
		412,286,464
Specialized REITs — 0.9%
American Tower Corp.	140,629	23,126,439
Specialty Retail — 4.2%
Home Depot, Inc. (The)	112,590	34,020,194
O’Reilly Automotive, Inc.*	35,711	32,456,300
TJX Cos., Inc. (The)	337,922	30,034,507
Ulta Beauty, Inc.*	43,788	17,491,117
		114,002,118
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	719,784	123,234,219
Textiles, Apparel & Luxury Goods — 4.6%
Lululemon Athletica, Inc.*	125,602	48,433,387
LVMH Moet Hennessy Louis Vuitton SE (France)	70,933	53,542,404
NIKE, Inc. (Class B Stock)	230,231	22,014,688
		123,990,479

Total Common Stocks (cost $1,298,925,643)		2,669,488,609
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PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value

Preferred Stock — 0.5%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	137,174	$12,870,639
(cost $11,052,606)

Total Long-Term Investments (cost $1,309,978,249)		2,682,359,248
Short-Term Investments — 3.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	2,851,775	2,851,775
PGIM Institutional Money Market Fund (cost $90,197,311; includes $89,756,257 of cash collateral for securities on loan)(b)(wb)	90,390,277	90,336,043

Total Short-Term Investments (cost $93,049,086)		93,187,818

TOTAL INVESTMENTS—103.0% (cost $1,403,027,335)		2,775,547,066

Liabilities in excess of other assets — (3.0)%		(81,496,788)

Net Assets — 100.0%		$2,694,050,278

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $87,373,752; cash collateral of $89,756,257 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A2